Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Warrants [Abstract]
Schedule of warrants activity

	Number of
	warrants	Amount
Balance, December 31, 2020	4,521,605	$4,460,728
Issued (i), (note 11 (ii), (iii))	11,792,602	3,707,789
Expired	(186,746)	(75,886)
Exercised	(3,675,283)	(3,999,272)
Earned (ii)	—	83,421
Balance, December 31, 2021	12,452,178	$4,176,780
Expired(ii)	(320,328)	—
Exercised(ii)	(503,672)	(2,014,688)
Earned (ii)	—	1,355,775
Balance,December 31,2022 and December 31,2023	11,628,178	$3,517,867

(i)128,203 warrants with a fair value of $144,976 carrying an exercise price of $3.25 and an original expiry date of June 4, 2022, are included in this amount as a result of the exercise of 256,409 warrants carrying a price of $2.50. At the grant date, the fair value of the warrants issued was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions:

Year Ended
December 31,
2021
Fair value of warrants at grant date	$1.13
Share price	$3.88
Exercise price	$3.25
Risk-free interest rate	0.16%
Expected volatility	83%
Expected life in years	1.10
Expected dividend yield	Nil

(ii)During the year ended December 31, 2022, 338,943 warrants with a fair value of $1,355,775 (year ended December 31, 2021 - 20,856 warrants with a fair value of $83,421) were earned pursuant to a development agreement. The total 503,672 earned warrants pursuant to this agreement were exercised in August 2022. The remaining 320,328 unearned warrants expired on August 31, 2022.

Schedule of valuation assumptions of warrants

Year Ended
December 31,
2021
Fair value of warrants at grant date	$1.13
Share price	$3.88
Exercise price	$3.25
Risk-free interest rate	0.16%
Expected volatility	83%
Expected life in years	1.10
Expected dividend yield	Nil

Schedule of outstanding warrants

		Remaining
	Exercise	contractual	Warrants
Expiry date	price ($)	life (years)	exercisable
May 12, 2024	4.60	0.36	3,453,178
November 5, 2024(1)	4.97	0.85	8,175,000
	4.86	0.71	11,628,178

(1)	Warrants carry an exercise price of USD$3.75. This amount was translated to CAD for presentation purposes at the December 31, 2023 rate of 1.32. These warrants are classified as a derivative liability on the statement of financial position (see note 10).